Statements of Operations and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premiums ceded	$ 12,362	$ 12,782	$ 15,510
Contract charges, reinsurance ceded	9,049	10,971	11,591
Contract benefits ceded	23,918	14,898	10,728
Interest credited ceded	$ 4,545	$ 5,158	$ 5,468